Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Money Fund
June 1, 2015

DREYFUS INSTITUTIONAL RESERVES FUNDS

- Dreyfus Institutional Reserves Money Fund

Supplement to Prospectus

dated May 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes will take effect on November 1, 2015

The fund will change its name to "Dreyfus Institutional Preferred Government Money Market Fund."

The fund will change its investment strategy as set forth below so that the fund will be a government money market fund.  This change will reduce the credit exposure of fund shareholders, but also will likely result from time to time in lower yields for fund shareholders.

The following will replace the second and third sentences of the first paragraph in the sections entitled "Fund Summary—Dreyfus Institutional Reserves Money Fund—Principal Investment Strategy" and "Fund Details—Goal and Approach—Dreyfus Institutional Reserves Money Fund":
To pursue its goal, the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash.  The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The following principal risks will be deleted from the sections entitled "Fund Summary—Dreyfus Institutional Reserves Money Fund—Principal Risks" and "Fund Details—Investment Risks—Dreyfus Institutional Reserves Money Fund":
● Credit risk ● Banking industry risk ● Foreign investment risk